CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 Class A common shares [Member] USD ($)	Dec. 31, 2014 Class A common shares [Member] CNY	Dec. 31, 2013 Class A common shares [Member] CNY	Dec. 31, 2014 Class B common shares [Member] USD ($)	Dec. 31, 2014 Class B common shares [Member] CNY	Dec. 31, 2013 Class B common shares [Member] CNY
Current assets
Cash and cash equivalents	$ 76,561	475,028	729,598
Short-term deposits	679,266	4,214,576	1,432,863
Restricted short-term deposits	16,117	100,000
Accounts receivable, net	41,491	257,436	100,101
Inventory	233	1,445
Amounts due from related parties	9,843	61,073	73
Prepayments and other current assets	32,901	204,139	67,533
Deferred tax assets	17,960	111,436	66,921
Total current assets	874,372	5,425,133	2,397,089
Non-current assets
Deferred tax assets	224	1,392	625
Investments	30,083	186,654	62,029
Property and equipment, net	37,751	234,228	102,636
Intangible assets, net	24,826	154,034	29,127
Goodwill	48,413	300,382	1,577
Other non-current assets	90,412	560,971	4,864
Total non-current assets	231,709	1,437,661	200,858
Total assets	1,106,081	6,862,794	2,597,947
Current liabilities
Accounts payable (including accounts payable of the consolidated variable interest entity without recourse to the Company of RMB55,818 and RMB101,160 as of December 31, 2013 and 2014, respectively)	16,363	101,525	56,391
Deferred revenue (including deferred revenue of the consolidated variable interest entity without recourse to the Company of RMB292,380 and RMB 354,987 as of December 31, 2013 and 2014, respectively)	57,401	356,150	293,866
Advances from customers (including advances from customers of the consolidated variable interest entity without recourse to the Company of RMB10,656 and RMB 25,897 as of December 31, 2013 and 2014, respectively)	5,500	34,127	19,549
Income taxes payable (including income taxes payable of the consolidated variable interest entity without recourse to the Company of RMB47,974 and RMB 65,162 as of December 31, 2013 and 2014, respectively)	14,370	89,161	78,107
Accrued liabilities and other current liabilities (including accrued liabilities and other current liabilities of the consolidated variable interest entity without recourse to the Company of RMB197,851 and RMB 357,464 as of December 31, 2013 and 2014, respectively)	77,153	478,703	250,760
Amounts due to related parties (including amounts due to related parties of the consolidated variable interest entity without recourse to the Company of RMB2,640 and RMB30,892 as of December 31, 2013 and 2014, respectively)	4,979	30,892	2,640
Total current liabilities	175,766	1,090,558	701,313
Non-current liabilities
Convertible bonds (including convertible bonds of the consolidated variable interest entity without recourse to the Company of nil and nil as of December 31, 2013 and 2014, respectively)	394,543	2,447,980
Long-term payable (including long-term payable of the consolidated variable interest entity without recourse to the Company of nil and RMB183,000 as of December 31, 2013 and 2014, respectively)	29,494	183,000
Deferred revenue(including deferred revenue of the consolidated variable interest entity without recourse to the Company of RMB8,457 and RMB24,383 as of December 31, 2013 and 2014, respectively)	3,930	24,383	9,425
Deferred tax liabilities (including deferred tax liabilities of the consolidated variable interest entity without recourse to the Company of nil and RMB26,709 as of December 31, 2013 and 2014, respectively)	4,305	26,709
Total non-current liabilities	432,272	2,682,072	9,425
Total liabilities	608,038	3,772,630	710,738
Commitments and contingencies
Shareholders' equity
Common shares				7	43	38	5	30	34
Additional paid-in capital	467,469	2,900,458	2,765,614
Statutory reserves	9,101	56,469	40,657
(Accumulated deficits) Retained earnings	28,038	173,963	(874,697)
Accumulated other comprehensive loss	(6,577)	(40,799)	(44,437)
Total shareholders' equity	498,043	3,090,164	1,887,209
Total liabilities and shareholders' equity	$ 1,106,081	6,862,794	2,597,947